INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Schedule of Components of Tax Expense

	For the year ended December 31,
	2021	2020	2019
Tax expense:
Current tax expense	(53,319)	(27,834)	(19,327)
Deferred tax gain	24,822	5,527	4,310
TOTAL INCOME TAX EXPENSE	(28,497)	(22,307)	(15,017)

Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate
The following table provides a reconciliation of the statutory tax rate to the effective tax rate:

	For the year ended December 31,
	2021	2020	2019
Profit before income tax	124,852	76,524	69,032

Tax calculated at the tax rate in each country	(27,757)	(13,253)	(12,714)
Argentine Knowledge Economy Law (note 3.7.1.1) (*)	1,157	637	3,256
Non-deductible expenses	2,122	1,180	925
Tax loss carry forward not recognized	(2,873)	(3,686)	(2,402)
Exchange difference	(1,146)	(1,781)	(4,365)
Effect of foreign exchange difference in tax base	—	(5,404)	—
Other	—	—	283
INCOME TAX EXPENSE RECOGNIZED IN PROFIT AND LOSS	(28,497)	(22,307)	(15,017)

(*) During 2020 and 2019 the enforced regime was the Argentine Software Promotion Law, which was replaced by the Argentine Knowledge Economy Law.

Schedule of Deferred Tax Assets (Liabilities)

	As of December 31,
	2021	2020
Share-based compensation plan	30,788	19,466
Provision for vacation and bonus	24,621	10,370
Intercompany trade payables	18,613	10,247
Property, equipment and intangibles	(8,370)	(5,699)
Goodwill	(3,681)	(2,799)
Allowance for doubtful accounts	1,604	727
Contingencies	356	992
Inflation adjustment	2,357	3,080
Others	1,506	2,160
Loss carryforward (1)	2,867	2,963
Other Assets	(1,404)	(1,122)
Property, equipment and intangibles	(12,142)	(12,576)
TOTAL DEFERRED TAX	57,115	27,809

(1)As of December 31, 2021 and 2020, the detail of the loss carryforward is as follows:

	2021		2020
Company	Loss carryforward	Expiration date	Loss carryforward	Expiration date
Globant S.A.	—	—	201	does not expire
Dynaflows S.A.	2	2022	2	2022
Dynaflows S.A.	38	2023	33	2023
Dynaflows S.A.	100	2024	88	2024
Dynaflows S.A.	29	2025	33	2025
Dynaflows S.A.	12	2026	—	—
IAFH Global S.A	367	2024	426	2024
IAFH Global S.A	683	2025	586	2025
IAFH Global S.A	20	2026	—	—
Globant Brasil Consultoría Ltda. (2)	358	does not expire	540	does not expire
We Are London Limited	—	—	56	does not expire
Globant UK Limited	48	does not expire	—	—
Decision Support, S.A	282	2026	—	—
Sistemas Globales S.A.	3	2022	—	—
Sistemas Globales, S.A	4	2023	—	—
Sistemas Globales, S.A	29	2024	—	—
Sistemas Globales, S.A	38	2025	—	—
Sistemas Globales, S.A	449	2026	—	—
Augmented Coding US, LLC	31	does not expire	—	—
Augmented Coding Spain, S.A	189	does not expire	—	—
Atix Labs, SRL	34	2026	—	—
Avanxo S.A.	—	—	4	2022
Avanxo S.A.	—	—	4	2023
Avanxo S.A.	—	—	32	2024
Avanxo S.A.	—	—	23	2025
BSF S.A.	151	2026	—	—
Avanxo México Sociedad Anónima Promotora de inversión de Capital Variable	—	—	379	2030
Globant India Private Limited	—	—	472	does not expire
Grupo ASSA Colombia SAS	—	—	84	2031
	2,867		2,963

(2)The amount of the carryforward that can be utilized for Globant Brasil Consultoría Ltda. is limited to 30% of taxable income in each carryforward year.
The roll forward of the deferred tax assets/(liabilities) presented in the consolidated financial position is as follows:

2021	Opening	Recognised in	Recognised	Acquisitions/	Additions from	Closing
	balance	profit or loss (*)	directly in equity	disposals	business combinations	balance

Deferred tax assets/(liabilities) in relation to:
Share-based compensation plan	19,466	462	10,860	—	—	30,788
Provision for vacation and bonus	10,370	13,085	—	—	1,166	24,621
Intercompany trade payables	10,247	8,366	—	—	—	18,613
Property, equipment and intangibles	(18,275)	1,271	—	—	(3,508)	(20,512)
Goodwill	(2,799)	(882)	—	—	—	(3,681)
Allowance for doubtful accounts	727	877	—	—	—	1,604
Contingencies	992	(636)	—	—	—	356
Inflation adjustments	3,080	(723)	—	—	—	2,357
Other assets	(1,122)	(282)	—	—	—	(1,404)
Others	2,160	(654)	—	—	—	1,506
Subtotal	24,846	20,884	10,860	—	(2,342)	54,248
Loss carryforward	2,963	217	—	(313)	—	2,867
TOTAL	27,809	21,101	10,860	(313)	(2,342)	57,115

(*) Includes foreign exchange loss of 3,721.

2020	Opening	Recognised in	Recognised	Acquisitions/	Additions from	Closing
	balance	profit or loss (*)	directly in equity	disposals	business combinations	balance

Deferred tax assets/(liabilities) in relation to:
Share-based compensation plan	11,587	(76)	12,416	(4,461)	—	19,466
Provision for vacation and bonus	6,533	3,829	—	—	8	10,370
Intercompany trade payables	3,553	6,694	—	—	—	10,247
Property, equipment and intangibles	1,163	(7,065)	—	—	(12,373)	(18,275)
Goodwill	(1,752)	(1,047)	—	—	—	(2,799)
Allowance for doubtful accounts	928	(224)	—	—	23	727
Contingencies	714	215	—	—	63	992
Inflation adjustments	1,186	1,408	—	—	486	3,080
Other assets	(1,028)	(94)	—	—	—	(1,122)
Others	917	247	—	—	996	2,160
Subtotal	23,801	3,887	12,416	(4,461)	(10,797)	24,846
Loss carryforward	2,039	1,219	—	(295)	—	2,963
TOTAL	25,840	5,106	12,416	(4,756)	(10,797)	27,809
(*) Includes foreign exchange loss of 421.